Document and Entity Information	0 Months Ended
Mar. 15, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 15, 2013
Registrant Name	DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Central Index Key	0000828475
Amendment Flag	false
Document Creation Date	Mar 15, 2013
Document Effective Date	Mar 15, 2013
Prospectus Date	May 1, 2012
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class A
Risk/Return:
Trading Symbol	DRNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class C
Risk/Return:
Trading Symbol	DCNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class Z
Risk/Return:
Trading Symbol	DZNJX
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | Class I
Risk/Return:
Trading Symbol	DNMIX

DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Fund Summary
March 15, 2013

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC

Supplement to Statutory Prospectus Dated May 1, 2012

     The following information supplements and replaces and supersedes any contrary information contained in the section of the prospectus of the entitled "Fund Summary- Fees and Expenses":

     The Dreyfus Corporation has contractually agreed, from June 14, 2013 to at least May 1, 2014 to limit the fund's Class A and C expenses, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, to .60 of 1% of the value of the fund's average daily net assets.  This agreement may be terminated on or after May 1, 2014.

Label	Element	Value
DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC | DREYFUS NEW JERSEY MUNICIPAL BOND FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000828475_SupplementTextBlock
March 15, 2013

DREYFUS NEW JERSEY MUNICIPAL BOND FUND, INC

Supplement to Statutory Prospectus Dated May 1, 2012

     The following information supplements and replaces and supersedes any contrary information contained in the section of the prospectus of the entitled "Fund Summary- Fees and Expenses":

Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
     The Dreyfus Corporation has contractually agreed, from June 14, 2013 to at least May 1, 2014 to limit the fund's Class A and C expenses, exclusive of taxes, brokerage commissions, extraordinary expenses, interest expenses, commitment fees on borrowings, shareholder servicing fees and Rule 12b-1 fees, but including the management fee, to .60 of 1% of the value of the fund's average daily net assets.  This agreement may be terminated on or after May 1, 2014.

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012